Taxation - Schedule of Beginning and Ending of Gross Unrecognized Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in unrecognized tax benefits
Beginning unrecognized tax benefits	$ 16,769	$ 16,744	$ 18,784
Increases related to prior year tax positions	0	0	4,451
Decreases related to prior year tax positions	(1,302)	(66)	(3,912)
Increases related to current year tax provisions	464	562	589
Decreases related to current year tax positions	0	0	(1,013)
Decreases related to settlement with tax authorities	(7,896)	(471)	(2,155)
Closing unrecognized tax benefits	$ 8,035	$ 16,769	$ 16,744